Document And Entity Information	Apr. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2023
Entity Registrant Name	STEPAN COMPANY
Entity Central Index Key	0000094049
Entity Emerging Growth Company	false
Securities Act File Number	1-4462
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1823834
Entity Address, Address Line One	Edens and Winnetka Road
Entity Address, City or Town	Northfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60093
City Area Code	847
Local Phone Number	446-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	SCL
Security Exchange Name	NYSE